UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21458

                         MAN-GLENWOOD LEXINGTON TEI, LLC
               (Exact name of registrant as specified in charter)

                                   ----------

                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                Kirsten Ganschow
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2009

                    DATE OF REPORTING PERIOD: MARCH 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


MAN-GLENWOOD LEXINGTON TEI, LLC

CONSOLIDATED FINANCIAL STATEMENTS AS OF MARCH 31, 2009 AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

MAN-GLENWOOD LEXINGTON TEI, LLC

TABLE OF CONTENTS

                                                                       PAGE
                                                                      -----
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...........       1
FINANCIAL STATEMENTS:
   Consolidated Statement of Assets and Liabilities ...............       2
   Consolidated Statement of Operations ...........................       3
   Consolidated Statements of Changes in Net Assets ...............       4
   Consolidated Statement of Cash Flows ...........................       5
   Notes to Consolidated Financial Statements .....................    6-12
DISCLOSURE OF FUND EXPENSES (Unaudited) ...........................      13
FUND MANAGEMENT (Unaudited) .......................................      14
INVESTMENT ADVISORY RENEWAL DISCLOSURE (Unaudited) ................   15-16

The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-312-881-6500; and (ii) on the Commission's website at http://www.sec.gov.

(DELOITTE LOGO)

                                                          DELOITTE & TOUCH LLP
                                                          111 S. Wacker Drive
                                                          Chicago, IL 60606-4301
                                                          USA

                                                          Tel: +1 312 486 1000
                                                          Fax: +1 312 486 1486
                                                          www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers
and Members of Man-Glenwood Lexington TEI, LLC:

We have audited the accompanying consolidated statement of assets and liabilities of Man-Glenwood Lexington TEI, LLC (the "Company"), as of March 31, 2009, and the related consolidated statements of operations and cash flows for the year then ended, and the consolidated statements of changes in net assets for each of the two years then ended. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009 by correspondence with the management of the underlying funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Man-Glenwood Lexington TEI, LLC as of March 31, 2009, the results of its operations and its cash flows for the year then ended, and the changes in its net assets for each of the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the financial statements of Man-Glenwood Lexington Associates Portfolio, LLC (the "Portfolio Company"), the Portfolio Company held investments valued at $97,797,459 (83.72% of total assets) as of March 31, 2009, whose fair values have been estimated by management in the absence of readily determinable fair values. Management's estimates are based on information provided by the underlying fund managers or general partners.


/s/ DELOITTE & TOUCHE LLP

May 22, 2009

                                                        Member of
                                                        DELOITTE TOUCHE TOHMATSU

MAN-GLENWOOD LEXINGTON TEI, LLC

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2009

ASSETS:
   Investment in Man-Glenwood Lexington Associates Portfolio, LLC, at fair value    $ 55,950,900
   Cash and cash equivalents                                                             259,828
   Receivable for investments sold                                                     4,786,068
   Other assets                                                                          185,220
                                                                                    ------------
      Total assets                                                                    61,182,016
                                                                                    ------------
LIABILITIES:
   Capital withdrawals payable                                                         4,786,068
   Capital contributions received in advance                                             123,563
   Withholding tax expense payable                                                       219,458
   Accrued professional fees payable                                                     105,397
   Adviser fee payable                                                                    79,510
   Distribution fee payable                                                               36,250
   Investor servicing fee payable                                                         36,250
   Administrative fee payable                                                             26,251
   Other liabilities                                                                      64,690
                                                                                    ------------
      Total liabilities                                                                5,477,437
                                                                                    ------------
NET ASSETS                                                                          $ 55,704,579
                                                                                    ============
COMPONENTS OF NET ASSETS:
   Capital transactions--net                                                        $ 56,142,032
   Accumulated net investment loss                                                   (13,249,470)
   Accumulated realized gain on investments                                           19,259,997
   Accumulated net unrealized depreciation on investments                             (6,447,980)
                                                                                    ------------
NET ASSETS                                                                          $ 55,704,579
                                                                                    ============
NET ASSET VALUE PER UNIT -- CLASS A:
   ($53,428,048 divided by 543,271.289 units of beneficial interest)                $      98.35
                                                                                    ============
NET ASSET VALUE PER UNIT -- CLASS I:
   ($2,276,531 divided by 22,558.571 units of beneficial interest)                  $     100.92
                                                                                    ============

See notes to consolidated financial statements.

MAN-GLENWOOD LEXINGTON TEI, LLC

CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2009

NET INVESTMENT LOSS ALLOCATED FROM MAN-GLENWOOD LEXINGTON ASSOCIATES
   PORTFOLIO, LLC:
   Interest                                                                         $     18,108
   Gross expenses                                                                     (1,582,085)
   Expense waiver                                                                         66,170
                                                                                    ------------
      Net investment loss allocated from
         Man-Glenwood Lexington Associates Portfolio, LLC                             (1,497,807)
                                                                                    ------------
FUND INVESTMENT INCOME:
   Interest                                                                                  806
                                                                                    ------------
      Total fund investment income                                                           806
                                                                                    ------------
FUND EXPENSES:
   Adviser fee                                                                           182,207
   Distribution fee                                                                      176,866
   Investor servicing fee                                                                176,866
   Administrative fee                                                                     45,000
   Professional fees                                                                     210,247
   Withholding tax expense                                                                81,371
   Printing fee                                                                           64,591
   Transfer agency fee                                                                    52,425
   Registration fees                                                                      48,975
   Board of Managers fee                                                                  32,824
   Other expenses                                                                          9,467
                                                                                    ------------
      Total fund expenses                                                              1,080,839
   Less contractual expense waiver                                                      (292,006)
                                                                                    ------------
      Net fund expenses                                                                  788,833
                                                                                    ------------
NET INVESTMENT LOSS                                                                   (2,285,834)
                                                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MAN-GLENWOOD
   LEXINGTON ASSOCIATES PORTFOLIO, LLC:
   Net realized gain on investments                                                    2,406,774
   Net change in unrealized depreciation on investments                              (11,443,251)
                                                                                    ------------
      Net realized and unrealized loss on investments allocated from
         Man-Glenwood Lexington Associates Portfolio, LLC                             (9,036,477)
                                                                                    ------------
DECREASE IN NET ASSETS FROM INVESTMENT ACTIVITIES                                   $(11,322,311)
                                                                                    ============

See notes to consolidated financial statements.

MAN-GLENWOOD LEXINGTON TEI, LLC

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2009 AND 2008

                                             YEAR ENDED       YEAR ENDED
                                           MARCH 31, 2009   MARCH 31, 2008
                                           --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
   FROM INVESTMENT ACTIVITIES:
   Net investment loss                      $ (2,285,834)    $ (3,494,876)
   Net realized gain on investments            2,406,774        9,584,165
   Net change in unrealized depreciation
      on investments                         (11,443,251)      (6,425,559)
                                            ------------     ------------
      Decrease in net assets from
         investment activities               (11,322,311)        (336,270)
                                            ------------     ------------
CAPITAL TRANSACTIONS:
   Class A:
   Capital contributions                       9,706,308       11,385,560
   Capital withdrawals                       (24,235,801)     (22,741,221)
                                            ------------     ------------
   Net Class A capital transactions          (14,529,493)     (11,355,661)

   Class I:
   Capital contributions                       1,184,796        1,214,581
   Capital withdrawals                          (121,049)              --
                                            ------------     ------------
   Net Class I capital transactions            1,063,747        1,214,581

NET CAPITAL TRANSACTIONS                     (13,465,746)     (10,141,080)
NET ASSETS--Beginning of year                 80,492,636       90,969,986
                                            ------------     ------------
NET ASSETS--End of year                     $ 55,704,579     $ 80,492,636
                                            ============     ============

See notes to consolidated financial statements.

MAN-GLENWOOD LEXINGTON TEI, LLC

CONSOLIDATED STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2009

CASH FLOWS FROM OPERATING ACTIVITIES:
   Decrease in net assets from investment activities                                       $(11,322,311)
   Adjustments to reconcile decrease in net assets from investment activities to net cash provided by operating activities:
      Purchases of investment in Man-Glenwood Lexington Associates Portfolio, LLC           (10,076,384)
      Sales of investment in Man-Glenwood Lexington Associates Portfolio, LLC                22,499,512
      Net depreciation of investment in Man-Glenwood Lexington Associates Portfolio, LLC     10,534,284
      Increase in other assets                                                                 (131,464)
      Increase in adviser fee payable                                                            27,339
      Increase in administrative fee payable                                                      3,750
      Increase in accrued professional fees payable                                              28,256
      Decrease in investor servicing fee payable                                                (15,187)
      Decrease in distribution fee payable                                                      (15,281)
      Decrease in withholding tax expense payable                                              (124,542)
      Increase in other liabilities                                                              21,701
                                                                                           ------------
         Net cash provided by operating activities                                           11,429,673
                                                                                           ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Capital contributions                                                                      8,101,781
   Capital withdrawals                                                                      (19,380,240)
                                                                                           ------------
         Net cash used in financing activities                                              (11,278,459)
                                                                                           ------------
NET INCREASE IN CASH AND CASH EQUIVALENTS                                                       151,214
                                                                                           ------------
CASH AND CASH EQUIVALENTS--Beginning of year                                                    108,614
                                                                                           ------------
CASH AND CASH EQUIVALENTS--End of year                                                     $    259,828
                                                                                           ============
SUPPLEMENTAL DISCLOSURES:
      Non-cash contributions                                                               $  2,912,886
                                                                                           ============
      Non-cash withdrawals                                                                 $ (2,912,886)
                                                                                           ============

See notes to consolidated financial statements.

MAN-GLENWOOD LEXINGTON TEI, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED MARCH 31, 2009

1.   ORGANIZATION

     Man-Glenwood Lexington TEI, LLC (the "Company") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company was formed on October 22, 2003 and initially funded on January 23, 2004 (inception date) with operations formally commencing on May 1, 2004. Beginning September 1, 2006, the Company began to offer Class I units and redesignated all previously existing units as Class A units.

     The Company's investment objectives are to preserve capital, regardless of what transpires in the U.S. or global financial markets, generate attractive returns and thereby increase investors' wealth and produce returns which have a low correlation with major market indices. The Company will attempt to achieve its objectives by investing all or substantially all of its investable assets through an investment in Man-Glenwood Lexington TEI, LDC ("TEI LDC"), a limited duration company organized under the laws of the Cayman Islands that has the same investment objectives as the Company. TEI LDC was formed on January 30, 2004. As the Company controls substantially all of the operations of TEI LDC, TEI LDC is consolidated into the financial statements of the Company. TEI LDC in turn invests substantially all of its investable assets in Man-Glenwood Lexington Associates Portfolio, LLC (the "Portfolio Company"), a separate closed-end, non-diversified management investment company registered under the 1940 act with the same investment objectives as the Company. The Portfolio Company attempts to achieve these objectives by utilizing a multi-strategy, multi-manager approach which allocates investor capital among hedge funds and other pooled investment vehicles such as limited partnerships, with a range of investment strategies, managed by independent investment managers. The Portfolio Company believes there are benefits to be derived from exposure to a broad range of hedge funds and investment strategies and that the fund of funds approach maximizes the potential for stable, positive returns over a full economic cycle. As of March 31, 2009, TEI LDC owned approximately 52.7% of the Portfolio Company. The financial statements of the Portfolio Company are attached.

     Glenwood Capital Investments, L.L.C. (the "Adviser") serves as the Company's administrative services provider. The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading advisor and is a member of the National Futures Association ("NFA"). The Adviser is also registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser also advises the Portfolio Company and other funds that also invest in the Portfolio Company.

     Units of the Company are distributed by Man Investments Inc. ("MII" or "Distributor"), an affiliate of the Adviser. The Company has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A units to compensate the Distributor for the sale, distribution, unitholder servicing and maintenance of unitholder accounts for these units. Under the Plans, the Company will incur annual fees of up to 0.50% of Class A month-end net assets. These fees are accrued monthly and paid to the Distributor quarterly (before any redemption of interests). The Company has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, for Class I units. Class I units are not charged a distribution or servicing fee.

MAN-GLENWOOD LEXINGTON TEI, LLC

FOR THE YEAR ENDED MARCH 31, 2009

1.   ORGANIZATION (CONTINUED)

     The Company's Board of Managers (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

     SEI Global Services Inc. ("SEI") acts as the Company's fund accounting agent, transfer agent and registrar. SEI Private Trust Company ("SEI Trust Company") serves as the Company's custodian and maintains custody of the Company's assets.

     The Board has approved a Services Agreement with the Adviser, an Investor Servicing Agreement and General Distributor's Agreement with MII, an Administrative and Escrow Agreement with SEI, and a Custodian Agreement with SEI Trust Company.

2.   SIGNIFICANT ACCOUNTING POLICIES

     CONSOLIDATION -- All intercompany balances and transactions included in the Company's consolidated financial statements have been eliminated in consolidation.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     INVESTMENTS -- The Company values its investments in the Portfolio Company at the Company's pro rata interest in the net assets of that entity. Investments held by the Portfolio Company are primarily limited partnerships and other pooled vehicles (collectively, the "investment funds") and are valued at prices which approximate fair value. The fair value of certain of the investments in the underlying investment funds, which may include private placements and other securities for which values are not readily available, are determined in good faith by the investment advisers of the respective underlying investment funds. The estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and the differences could be material. Net asset valuations are provided monthly or quarterly by these investment funds. Distributions received by the Portfolio Company, which are identified by the underlying investment funds as a return of capital, whether in the form of cash or securities, are applied as a reduction of the investment's carrying value. During the year ended March 31, 2009, no dividends or distributions were declared or paid by the Portfolio Company's investments.

     Realized gains and losses on investment funds of the Portfolio Company, which are net of all fees and allocations to the investment advisers of these funds, are determined on an identified cost basis.

     The Portfolio Company has the ability to request withdrawals or redemptions from its investments periodically, ranging from monthly to annually, depending on the provisions of the respective underlying

MAN-GLENWOOD LEXINGTON TEI, LLC

FOR THE YEAR ENDED MARCH 31, 2009

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     investment fund's governing agreements. Contribution requirements may also vary based on each investment fund's governing agreements. Investment advisers of the investment funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Portfolio Company's investment, as well as incentive fees and allocations based upon net profits earned by the Portfolio Company. Both the net asset value of the Portfolio Company's investment and the net profits earned by the Portfolio Company include any change in unrealized appreciation or depreciation of investments as well as realized income and gains or losses and expenses of the underlying investments. These fees are deducted directly from the Portfolio Company's investment fund balance in accordance with a governing agreement. During the year ended March 31, 2009, fees for these services ranged from 0.0% to 3.0% annually for management fees and 20.0% to 25.0% for incentive fees and allocations.

     The Company invests in the Portfolio Company, which holds its portfolio of investments at fair value. Effective April 1, 2008, the Portfolio Company adopted the requirements of Statement of Financial Accounting Standards No. 157 ("SFAS 157"), Fair Value Measurements. Refer to Note 2 of the Portfolio Company financials, attached to this report, for related SFAS 157 disclosures.

     CASH AND CASH EQUIVALENTS -- Cash and cash equivalents represent cash in banks and overnight investments. Any cash and cash equivalents earmarked for tender offer payments are held at the Portfolio Company until the time of distribution.

     FUND EXPENSES -- The Portfolio Company pays the Adviser a management fee for the provision of investment advisory services computed at the annual rate of 1.00% on the outstanding net asset value determined as of the end of each month and payable quarterly (before any redemption of interests). Prior to January 1, 2009, the Portfolio Company paid the Adviser a management fee for the provision of investment advisory services computed at the annual rate of 1.75% on the outstanding net asset value determined as of the end of each month and payable quarterly (before any redemption of interests). The Company pays the Adviser an administrative services fee (the "Adviser Fee") for the provision of administrative services computed at the annual rate of 0.25% based on the outstanding net asset value determined as of the end of each month and payable quarterly (before any redemption of interests). The Company also pays an administration fee to SEI for the provision of certain administrative and custodial services.

     The Adviser is contractually obligated to reimburse annual operating expenses for Class A and Class I, including expenses allocated from the Portfolio Company, in excess of 2.25% of average net assets of Class A and 1.25% of average net assets of Class I, respectively. This obligation remains in effect through January 31, 2010. Prior to January 1, 2009, the Adviser was contractually obligated to reimburse annual operating expenses for Class A and Class I, including expenses allocated from the Portfolio Company, in excess of 3.00% of average net assets of Class A and 2.00% of average net assets of Class I, respectively. From January 1, 2009 onward, the Adviser is permitted to recover expenses it has borne in later periods not to exceed three years after the end of the quarter in which the Adviser reimbursed an expense. Any such recovery will not cause the Portfolio Company to exceed the expense reimbursement percentages set forth above.

     The Adviser has agreed to bear all operational costs relating to TEI LDC.

MAN-GLENWOOD LEXINGTON TEI, LLC

FOR THE YEAR ENDED MARCH 31, 2009

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENT INCOME -- Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date.

     INCOME TAXES -- The Company is treated as a partnership for tax purposes and therefore is not subject to Federal, state or local income taxes. As such, each member will be required to report separately on its income tax return its distributive share of the Company's net long-term capital gain or loss, net short-term gain or loss and items of ordinary income or loss. Accordingly, there is no provision for income taxes in the accompanying financial statements. Tax years 2006, 2007 and 2008 remain subject to examination by Federal and State jurisdictions, including those States where investors reside or States where the Company is subject to other filing requirements.

     The Company may be subject to withholding taxes or other tax obligations as a result of its investment in TEI LDC and any distributions to investors will be reduced by the amount of those taxes. For the year ended March 31, 2009, the Company incurred $81,371 in estimated withholding taxes.

3.   CAPITAL STRUCTURE

     The Company accepts initial and additional subscriptions for units by eligible investors as of the first business day of each calendar month. The Company reserves the right to reject or suspend any subscription at any time. Members of the Company will not have the right to require the Company to redeem their investments.

     There is no public market for units and none is expected to develop. With very limited exceptions, units are not transferable and liquidity will be provided only through limited repurchase offers.

     The Company from time to time may offer to repurchase outstanding units based on the Company's net asset value pursuant to written tenders by members. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion and generally will be offers to repurchase a specified dollar amount of outstanding units. The Company has offered to repurchase units on June 30, 2008, September 30, 2008, December 31, 2008 and March 31, 2009.

     The Company's assets consist primarily of its interest in TEI LDC, which in turn invests substantially all of its assets in the Portfolio Company. Therefore, in order to finance the repurchase of units by members, the Company may need to liquidate all or a portion of its interest in TEI LDC, which in turns liquidates a portion of its interest in the Portfolio Company. The Company will not conduct a repurchase offer for units unless the Portfolio Company simultaneously conducts a repurchase offer for Portfolio Company interests.

     The Company expects to pay 100% of the value of the units repurchased approximately one month after the net asset value is determined for those members who have requested the repurchase of a partial number of units. For those members who have requested a repurchase of all of their units, approximately 95% of the value of the units repurchased is expected to be paid approximately one month after the net asset value is determined. The balance due will be determined and paid after completion of the Company's annual audit.

MAN-GLENWOOD LEXINGTON TEI, LLC

FOR THE YEAR ENDED MARCH 31, 2009

3.   CAPITAL STRUCTURE (CONTINUED)

     Units of capital activity, exclusive of non-cash transfer activity, for the year ended March 31, 2009 were as follows:

                        Units -- Class A
                        ----------------
As of March 31, 2008       692,708.600
Units Issued                89,429.984
Units Repurchased         (238,867.295)
                           -----------
Net Units Repurchased     (149,437.311)
                           -----------
As of March 31, 2009       543,271.289
                           ===========

                       Units -- Class I
                       ----------------
As of March 31, 2008      13,106.117
Units Issued              10,652.638
Units Repurchased         (1,200.184)
                          ----------
Net Units Issued           9,452.454
                          ----------
As of March 31, 2009      22,558.571
                          ==========

MAN-GLENWOOD LEXINGTON TEI, LLC

FOR THE YEAR ENDED MARCH 31, 2009

4.   FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the periods indicated for Class A:

                                        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                        MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
                                           2009             2008             2007             2006             2005
                                       -----------      -----------      -----------      -----------      -----------
CLASS A:
Net asset value, beginning of period   $    114.01      $    114.92      $    114.03      $    100.64      $    100.00
Net investment loss                          (3.46)           (4.67)           (4.86)           (4.37)           (3.18)
Realized and unrealized gain (loss)
   on investments                           (12.20)            3.76             5.75            17.76             3.82
                                       -----------      -----------      -----------      -----------      -----------
Total from operations                       (15.66)           (0.91)            0.89            13.39             0.64
                                       -----------      -----------      -----------      -----------      -----------
Net asset value, end of period         $     98.35      $    114.01      $    114.92      $    114.03      $    100.64
                                       ===========      ===========      ===========      ===========      ===========
Net assets, end of period              $53,428,048      $78,974,588      $90,640,892      $84,520,436      $29,041,575
Ratio of net investment loss
   to average net assets (1)                 (3.17)%(2)       (3.89)%(3)       (4.29)%(4)       (4.11)%(5)       (3.17)%(6)
                                       -----------      -----------      -----------      -----------      -----------
Ratio of operating expenses
   to average net assets (1)                  2.81%(7)         3.00%            3.00%            3.00%            3.00%
Ratio of allocated bank borrowing
   expense to average net assets              0.27%            0.63%            0.99%            0.97%            0.00%
Ratio of withholding tax expense
   to average net assets                      0.11%            0.38%            0.42%            0.19%            0.23%
                                       -----------      -----------      -----------      -----------      -----------
Ratio of total expenses
   to average net assets (1)                  3.19%(2)         4.01%(3)         4.41%(4)         4.16%(5)         3.23%(6)
                                       ===========      ===========      ===========      ===========      ===========
Total return                                (13.74)%          (0.79)%           0.78%           13.30%            0.64%
Portfolio turnover (8)                       27.51%           33.51%           27.39%           50.78%           23.88%

(1) Ratios of net investment loss and expenses does not include expenses of the underlying investment funds of the Portfolio Company.

(2) If expenses had not been contractually reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (3.63)% and 3.66%, respectively.

(3) If expenses had not been contractually reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (4.07)% and 4.19%, respectively.

(4) If expenses had not been contractually reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (4.56)% and 4.68%, respectively.

(5) If expenses had not been contractually reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (4.37)% and 4.42%, respectively.

(6) If expenses had not been contractually reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (5.34)% and 5.40%, respectively.

(7) For the period April 1, 2008 through December 31, 2008, the total expense cap was 3.00%. Effective January 1, 2009 the total expense cap was changed to 2.25%.

(8)  Represents the portfolio turnover of the Portfolio Company.

MAN-GLENWOOD LEXINGTON TEI, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONCLUDED)
FOR THE YEAR ENDED MARCH 31, 2009

4.   FINANCIAL HIGHLIGHTS (CONTINUED)

     The following represents the ratios to average net assets and other supplemental information for the periods indicated for Class I:

                                                                                 FOR THE
                                                                                 PERIOD
                                                                              SEPTEMBER 1,
                                                                                 2006
                                                                               (INCEPTION)
                                            YEAR ENDED       YEAR ENDED          THROUGH
                                             MARCH 31,        MARCH 31,         MARCH 31,
                                               2009            2008               2007
                                            ----------       ----------       ------------
CLASS I:
Net asset value, beginning of period        $   115.83       $   115.59       $ 110.06
Net investment loss                              (2.20)           (3.46)         (2.25)
Realized and unrealized gain (loss) on
   investments                                  (12.71)            3.70           7.78
                                            ----------       ----------       --------
Total from operations                           (14.91)            0.24           5.53
                                            ----------       ----------       --------
Net asset value, end of period              $   100.92       $   115.83       $ 115.59
                                            ==========       ==========       ========
Net assets, end of period                   $2,276,531       $1,518,048       $329,094
Ratio of net investment loss to average
   net assets (3)                                (2.05)%(4)       (2.91)%(5)     (3.47)%(1)(6)
                                            ----------       ----------       --------
Ratio of operating expenses to average
   net assets (3)                                 1.81%(7)         2.00%          2.00%(1)
Ratio of allocated bank borrowing expense
   to average net assets                          0.25%            0.65%          0.87%(1)
Ratio of withholding tax expense
   to average net assets                          0.06%            0.37%          0.68%(1)
                                            ----------       ----------       --------
Ratio of total expenses to average net
   assets (3)                                     2.12%(4)         3.02%(5)       3.55%(1)(6)
                                            ==========       ==========       ========
Total return                                    (12.87)%           0.21%          5.02%(2)
Portfolio turnover (8)                           27.51%           33.51%         27.39%(2)

(1)  Annualized.

(2)  Not annualized.

(3) Ratios of net investment loss and expenses does not include expenses of the underlying investment funds of the Portfolio Company.

(4) If expenses had not been contractually reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (3.55)% and 3.57%, respectively.

(5) If expenses had not been contractually reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (5.77)% and 5.88%, respectively.

(6) If expenses had not been contractually reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (11.77)% and 11.85%, respectively.

(7) For the period April 1, 2008 through December 31, 2008, the total expense cap was 2.00%. Effective January 1, 2009 the total expense cap was changed to 1.25%.

(8)  Represents the portfolio turnover of the Portfolio Company.

                                      *****

MAN-GLENWOOD LEXINGTON TEI, LLC

DISCLOSURE OF FUND EXPENSES (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2009

As a shareholder of the Company, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Company expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Company and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

- ACTUAL FUND RETURN. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL 5% RETURN. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Company's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Company's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Company and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             BEGINNING     ENDING                 EXPENSES
                                              ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                               VALUE       VALUE       EXPENSE     DURING
                                              10/01/08    03/31/09     RATIOS      PERIOD*
                                             ---------   ---------   ----------   --------
MAN-GLENWOOD LEXINGTON TEI, LLC -- CLASS A
Actual Fund Return                           $1,000.00   $  962.80      2.69%      $13.16
Hypothetical 5% Return                        1,000.00    1,011.52      2.69%       13.49
MAN-GLENWOOD LEXINGTON TEI, LLC -- CLASS I
Actual Fund Return                           $1,000.00   $  967.70      1.58%      $ 7.75
Hypothetical 5% Return                        1,000.00    1,017.05      1.58%        7.95

* EXPENSES ARE EQUAL TO THE COMPANY'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

THE EXAMPLE ABOVE REFLECTS THE EXPENSES OF BOTH MAN-GLENWOOD LEXINGTON TEI, LLC AND MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC. RATIOS OF EXPENSES DO NOT INCLUDE EXPENSES OF THE UNDERLYING INVESTMENT FUNDS OF THE PORTFOLIO COMPANY.

MAN-GLENWOOD LEXINGTON TEI, LLC

FUND MANAGEMENT
(UNAUDITED)

Information pertaining to the Board of Managers of the Company is set forth below.

                                                                                                         NUMBER OF       OTHER
                            POSITION(S) HELD        TERM OF OFFICE AND         PRINCIPAL OCCUPATION        FUNDS     DIRECTORSHIPS
 NAME, AGE AND ADDRESS          WITH FUND         LENGTH OF TIME SERVED        DURING PAST 5 YEARS        OVERSEEN        HELD
-----------------------   --------------------   -----------------------   ---------------------------   ---------   -------------
John B. Rowsell, 51       Manager, Chief         Manager since 1/18/08     Chief Executive Officer       Three       None
Glenwood Capital             Executive Officer   President and Principal   (2007), President (2003)
Investments, L.L.C.          of GCI, Principal      Executive Officer      and member of Investment
123 N. Wacker Drive,         Executive Officer      since 1/13/04          Committee (2001), Glenwood
28th Floor                                                                 Capital
Chicago, Illinois 60606                                                    Investments, L.L.C.
                                                                           (investment adviser)

Marvin L. Damsma, 62      Manager                Perpetual until           Managing Partner and Chief    Three       None
c/o Man-Glenwood                                    resignation            Executive Officer of
Lexington TEI, LLC                                  or removal             Octopus Technology
123 N. Wacker Drive,                             Manager since 1/13/04     Solutions, LLC
28th Floor
Chicago, Illinois 60606

Dale M. Hanson, 66        Manager                Perpetual until           Principal/partner of          Three       None
c/o Man-Glenwood                                    resignation            American Partners
Lexington TEI, LLC                                  or removal             Consulting, a marketing
123 N. Wacker Drive,                             Manager since 1/13/04     organization
28th Floor
Chicago, Illinois 60606

   Principal Officers Who Are Not Managers:

Alicia Derrah, 51         Treasurer and          Since 1/13/04             Chief Financial Officer,
                             Principal                                     Glenwood Capital
                             Financial and                                 Investments, L.L.C.
                             Accounting                                    (investment adviser)
                             Officer

The Statement of Additional Information contains additional information about the Board of Managers and is available, without charge, upon request, by contacting the Fund toll-free at (866) 436-2512.

MAN-GLENWOOD LEXINGTON TEI, LLC

INVESTMENT ADVISORY RENEWAL DISCLOSURE (UNAUDITED)

Pursuant to SEC regulations, the following description of the Investment Advisory Agreement Renewal is included:

At a meeting held in person on January 15 and 16, 2009, the Board discussed the materials previously provided to them and reviewed the nature, quality and scope of the services provided to the Company by the Adviser. The Board also considered the proposed fees to be charged under the advisory agreement ("Advisory Agreement"), as well as the Company's investment performance. The Independent Board Members reviewed reports from third parties and management about the factors to consider and engaged in lengthy discussion in considering the amendment and renewal the Advisory Agreement. The Board did not consider any single factor as determinative; nor are the items described herein all-encompassing of the matters considered by the Board.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser to the Company under the Advisory Agreement, including legal, investment advisory and distribution services, the experience and training of Glenwood investment professionals and expected future staffing levels. The Adviser reviewed for the Board the individual advisory services provided to the Company under the Advisory Agreement. The Board reviewed and considered the qualifications of each of the members of the investment committee who provide the investment advisory and administrative services to the Company, the changes since the last contract review, including consolidation of certain functions within Man Group and the increased role the Adviser plays, and the current staffing levels and additions. The Board received information regarding the internal organization of Man Investments globally, the Adviser's role, and the continued commitment of resources to the Adviser, including the expansion of the Adviser's reach and personnel. The Board also noted that the Company's Chief Compliance Officer had not identified any material compliance failures. The Board concluded that the quality of services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board noted the nearly unprecedented turmoil in all global markets, and the performance of the Company relative to overall markets. The Board had an extensive discussion with the Adviser concerning the performance of peer group funds and concluded that the performance, while a loss, preserved capital relative to other investments, consistent with the Company's objectives, and in relation to the Company's peers.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board compared the advisory fees and total expense ratios for the Company with various comparative data, including information on the relevant peer funds. In addressing the proposed amendment of the Advisory Agreement to lower the management fee, the Board noted the impact on performance through a reduced fee and the intended effect on asset retention and improved positioning of the Company in the marketplace. The Board noted that the Adviser had agreed to institute a new and lower expense cap policy for the Company, and the feeder funds investing in the Company, resulting in direct reduction in the expense ratio commensurate to the lower management fee. The Board compared the lower advisory fee and total expense ratio for the Company against peer group funds. The Board concluded that based on the information it had received that the lower fee was prudent and that such fee was reasonable and appropriate.

MAN-GLENWOOD LEXINGTON TEI, LLC

INVESTMENT ADVISORY RENEWAL DISCLOSURE (CONCLUDED) (UNAUDITED)

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered and reviewed the advisory fees and services supplied by the Adviser and the estimated costs incurred performing such services for the Company. The Board noted that the Adviser has in the past received a modest profit on its services to the Company, but that the allocation of costs may not be precise because the Adviser does not operate on a full cost allocation methodology. The Adviser explained to the Board that the Company received more of the Adviser's resources than other products because of the higher regulatory nature of the Company, and that the fee reduction and lower expense caps likely would result in the Adviser not receiving any profit from the Advisory Agreement. The Board determined that, based on the relative size of the Company, economies of scale were not present or were not a significant factor at this time. The Board concluded that there were no brokerage benefits or other fall-out benefits that accrued to the Adviser as a response to managing the Company. The Board also concluded that although the Company may not be profitable to the Adviser or will be only nominally profitable for the Adviser, to manage, the Adviser has affirmed its commitments to support the Company. Based on review of the information received, the Board concluded that due to the expense cap, the cost allocation and lower fee from the Company to the Adviser, the fee was reasonable in relation to the services provided.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material and on the continuing commitment of the Adviser to the Company, the Board determined to approve an amendment to and renewal of the Advisory Agreement for an additional annual term.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FINANCIAL STATEMENTS AS OF MARCH 31, 2009 AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

TABLE OF CONTENTS

                                                                            PAGE
                                                                           -----
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ................       1
FINANCIAL STATEMENTS:
   Schedule of Investments .............................................     2-4
   Statement of Assets and Liabilities .................................       5
   Statement of Operations .............................................       6
   Statements of Changes in Net Assets .................................       7
   Statement of Cash Flows .............................................       8
   Notes to Financial Statements .......................................    9-16
FUND MANAGEMENT (Unaudited) ............................................      17
INVESTMENT ADVISORY RENEWAL DISCLOSURE (Unaudited) .....................   18-19

The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-312-881-6500; and (ii) on the Commission's website at http://www.sec.gov.

(DELOITTE LOGO)

                                                          DELOITTE & TOUCHE LLP
                                                          111 S. Wacker Drive
                                                          Chicago, IL 60606-4301
                                                          USA

                                                          Tel: +1 312 486 1000
                                                          Fax: +1 312 486 1486
                                                          www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and
Members of Man-Glenwood Lexington Associates Portfolio, LLC:

We have audited the accompanying statement of assets and liabilities of Man-Glenwood Lexington Associates Portfolio, LLC (the "Company"), including the schedule of investments, as of March 31, 2009, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets for each of the two years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the management of the underlying funds and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Man-Glenwood Lexington Associates Portfolio, LLC as of March 31, 2009, the results of its operations and its cash flows for the year then ended, and the changes in its net assets for each of the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the financial statements, the financial statements include investments valued at $97,797,459 (83.72% of total assets) as of March 31, 2009, whose fair values have been estimated by management in the absence of readily determinable fair values. Management's estimates are based on information provided by the underlying fund managers or general partners.


/s/ DELOITTE & TOUCHE LLP

May 22, 2009

                                                        Member of
                                                        DELOITTE TOUCHE TOHMATSU

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS
MARCH 31, 2009

          STRATEGY ALLOCATION AS A PERCENTAGE OF TOTAL INVESTMENT FUNDS
                        AND REGISTERED INVESTMENT COMPANY

                                   (PIE CHART)

Commodity & Trading           -- 27.8%
Equity Hedge                  -- 21.1%
Event Driven                  -- 16.9%
Distressed & Credit           -- 15.6%
Variable Equity               --  9.5%
Relative Value                --  7.9%
Registered Investment Company --  1.2%

                                                                                     % OF
INVESTMENT FUNDS                                        COST        FAIR VALUE    NET ASSETS
----------------                                    ------------   ------------   ----------
COMMODITY & TRADING
Black River Commodity Multi-Strategy Fund, LLC      $     52,490   $     59,743       0.06%
Blenheim Fund, LP                                        738,897      1,521,939       1.43%
Bridgewater Pure Alpha Fund II, LLC                    2,109,311      2,424,322       2.29%
Clarium Capital LLC                                    1,754,353      2,173,329       2.05%
COMAC Global Macro Fund, LP                            2,300,000      2,404,734       2.27%
Crabel Fund, LP (Class A)                              2,300,000      2,341,153       2.21%
D.E. Shaw Oculus Fund, LLC                             1,405,864      2,571,625       2.42%
Fortress Commodities Fund LP                           2,305,926      2,379,173       2.24%
GS JBWere Global Trading Strategies (Cayman) Fund      2,300,000      2,295,770       2.16%
NWI Explorer Global Macro Fund, LP                     3,178,820      2,168,020       2.04%
QFS Global Macro Fund LLC                              2,142,753      2,157,674       2.03%
Touradji Global Resources Fund, LP (Series A)          1,371,901      2,500,490       2.36%
WCG Partners LP (Class A)                              2,097,294      2,526,907       2.38%
                                                    ------------   ------------     ------
TOTAL COMMODITY & TRADING                             24,057,609     27,524,879      25.94%
                                                    ------------   ------------     ------
DISTRESSED & CREDIT
Brigade Leveraged Capital Structured Fund, LP          2,156,092      1,837,436       1.73%
Brookville Onshore Horizons Fund I, LP                 2,550,000      2,561,051       2.41%
Cerberus Partners, L.P.                                1,144,204      1,954,362       1.84%
Fir Tree Capital Opportunities, LP                     2,900,000      2,457,287       2.31%
Greywolf Capital Partners II, LP                         248,800        303,173       0.29%
King Street Capital, L.P.                              1,183,303      2,683,033       2.53%

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

MARCH 31, 2009

                                                                                     % OF
INVESTMENT FUNDS                                        COST        FAIR VALUE    NET ASSETS
----------------                                    ------------   ------------   ----------
DISTRESSED & CREDIT (CONTINUED)
Liberty Harbor I, LLC                               $  2,700,000   $  2,472,314       2.33%
TPG Credit Opportunities Fund LP                       1,600,000      1,143,013       1.08%
                                                    ------------   ------------     ------
TOTAL DISTRESSED & CREDIT                             14,482,399     15,411,669      14.52%
                                                    ------------   ------------     ------
EQUITY HEDGE
Atlas Fundamental Trading Fund, LP                     2,300,000      2,349,159       2.21%
Coatue Qualified Partners, L.P.                        1,271,356      2,176,278       2.05%
Dabroes Investment Fund LP                             2,025,000      1,993,963       1.88%
Force Capital II LLC                                   2,849,840      2,433,598       2.29%
Galante Partners LP                                    1,600,000      2,135,804       2.01%
Horizon Portfolio LP                                   2,109,190      2,325,883       2.19%
Ivory Flagship Fund, LP                                2,115,250      2,977,721       2.81%
Meditor Euro Hedge Fund (B) Ltd.                       1,815,604      1,959,099       1.85%
Samlyn Onshore Fund LP                                 1,750,000      2,535,024       2.39%
                                                    ------------   ------------     ------
TOTAL EQUITY HEDGE                                    17,836,240     20,886,529      19.68%
                                                    ------------   ------------     ------
EVENT DRIVEN
Altima Global Special Situations Fund LP               3,025,000      2,221,004       2.09%
Castlerigg Partners LP                                 1,710,407      1,145,096       1.08%
Centaurus Alpha Fund LP                                  243,933        190,983       0.18%
Cevian Capital II LP (Class C)                         3,185,305      2,209,316       2.08%
Owl Creek II LP                                        3,600,000      3,654,430       3.45%
Pendragon (Lancelot II) Fund, LLC                        387,576        221,281       0.21%
Pershing Square I, LP                                  1,700,000      1,667,582       1.57%
Steel Partners II, LP                                  4,064,731      1,936,058       1.82%
Tontine Capital Partners LP (Class C)                  1,563,542        188,028       0.18%
Trian Partners, LP                                     1,378,845      1,349,208       1.27%
Trian Partners, SPV II, LP                               900,000        656,548       0.62%
ValueAct Capital Partners, L.P.                          944,077      1,109,620       1.05%
ValueAct Capital Partners III, L.P.                      514,051        152,747       0.14%
                                                    ------------   ------------     ------
TOTAL EVENT DRIVEN                                    23,217,467     16,701,901      15.74%
                                                    ------------   ------------     ------
RELATIVE VALUE
Amaranth Partners, L.L.C                                 683,715        248,671       0.23%
CFIP Domestic Fund                                     2,251,972      2,480,216       2.34%

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONCLUDED)
MARCH 31, 2009

                                                                                     % OF
INVESTMENT FUNDS                                        COST        FAIR VALUE    NET ASSETS
----------------                                    ------------   ------------   ----------
RELATIVE VALUE (CONTINUED)
Suttonbrook Capital Partners, L.P.                  $  2,792,209    $ 2,705,835       2.55%
Waterstone Market Neutral Fund                         1,947,079      2,394,849       2.26%
                                                    ------------   ------------     ------
TOTAL RELATIVE VALUE                                   7,674,975      7,829,571       7.38%
                                                    ------------   ------------     ------
VARIABLE EQUITY
Amiya Global Emerging Opportunities Fund, LP           1,150,000      1,138,847       1.07%
Concentric European Fund LLC                           1,560,178        275,069       0.26%
Gandhara Fund, LP                                        147,308        171,032       0.16%
Horseman Global Fund II, LP                            2,000,000      1,877,576       1.77%
Tontine Partners LP (Class C)                          1,624,258        144,265       0.14%
Tosca                                                  1,098,944        691,863       0.65%
Whitney New Japan Strategic, LP                        1,754,069      1,890,582       1.78%
Zebedee Focus Fund Ltd.                                2,967,855      3,253,676       3.07%
                                                    ------------   ------------     ------
TOTAL VARIABLE EQUITY                                 12,302,612      9,442,910       8.90%
                                                    ------------   ------------     ------
TOTAL INVESTMENT FUNDS                                99,571,302     97,797,459      92.16%
                                                    ------------   ------------     ------
REGISTERED INVESTMENT COMPANY
SEI Daily Income Trust Treasury Money Market
   Fund, Class A, 0.050%* (Shares 1,160,491)           1,160,491      1,160,491       1.09%
                                                    ------------   ------------     ------
TOTAL REGISTERED INVESTMENT COMPANY                    1,160,491      1,160,491       1.09%
                                                    ------------   ------------     ------
TOTAL INVESTMENT FUNDS AND
   REGISTERED INVESTMENT COMPANY                    $100,731,793     98,957,950      93.25%
                                                    ============
Plus: remaining assets in excess of liabilities                       7,167,171       6.75%
                                                                   ------------     ------
NET ASSETS                                                         $106,125,121     100.00%
                                                                   ============     ======

FUTURES - A summary of the open futures contracts held by the Company at March 31, 2009, is as follows:

                            NUMBER OF   EXPIRATION    UNREALIZED
TYPE OF CONTRACT            CONTRACTS      DATE      DEPRECIATION
----------------            ---------   ----------   ------------
Russell 2000 Index E-MINI      (64)     June 2009     $(376,960)

*    Rate shown is the 7-day effective yield as of March 31, 2009.

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2009

ASSETS:
   Investment funds and registered investment company
      at fair value (cost--$100,731,793)                                               $ 98,957,950
   Cash and cash equivalents                                                              1,794,644
   Deposits with brokers                                                                  2,013,019
   Receivable for investments sold                                                       13,620,286
   Fund investments made in advance                                                         350,000
   Other assets                                                                              81,981
                                                                                       ------------
      Total assets                                                                      116,817,880
                                                                                       ------------
LIABILITIES:
   Capital withdrawals payable                                                            9,759,997
   Unrealized depreciation on futures contracts                                             376,960
   Management fee payable                                                                   287,830
   Administrative fee payable                                                                89,372
   Accrued professional fees payable                                                         60,078
   Other liabilities                                                                        118,522
                                                                                       ------------
      Total liabilities                                                                  10,692,759
                                                                                       ------------
NET ASSETS                                                                             $106,125,121
                                                                                       ============
COMPONENTS OF NET ASSETS:
   Capital transactions--net                                                           $ 90,430,680
   Accumulated net investment loss                                                      (20,866,286)
   Accumulated realized gain on investment funds, common stock and futures contracts     38,711,530
   Accumulated net unrealized depreciation on investment funds
      and registered investment company                                                  (1,773,843)
   Accumulated net unrealized depreciation on futures contracts                            (376,960)
                                                                                       ------------
NET ASSETS                                                                             $106,125,121
                                                                                       ============
NET ASSET VALUE PER UNIT:
   (Net assets divided by 92,291.121 units of beneficial interest)                     $   1,149.90
                                                                                       ============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2009

INVESTMENT INCOME:
   Interest                                                         $     30,180
                                                                    ------------
TOTAL INVESTMENT INCOME                                                   30,180
                                                                    ------------
EXPENSES:
   Management fee                                                      2,194,223
   Administrative fee                                                    123,300
   Professional fees                                                     223,358
   Interest expense                                                      209,853
   Loan commitment fee                                                   161,141
   Board of Managers fee                                                  30,700
   Custody fee                                                            13,775
   Other                                                                   7,579
                                                                    ------------
      Total expenses                                                   2,963,929
   Less contractual expense waiver                                      (125,070)
                                                                    ------------
      Net expenses                                                     2,838,859
                                                                    ------------
NET INVESTMENT LOSS                                                   (2,808,679)
                                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investment funds and common stock              1,301,610
   Net realized gain on futures contracts                              3,226,043
   Net change in unrealized depreciation on investment funds
      and registered investment company                              (21,492,610)
   Net change in unrealized appreciation on futures contracts            284,575
                                                                    ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                      (16,680,382)
                                                                    ------------
DECREASE IN NET ASSETS FROM INVESTMENT ACTIVITIES                   $(19,489,061)
                                                                    ============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2009 AND 2008

                                                            YEAR ENDED       YEAR ENDED
                                                          MARCH 31, 2009   MARCH 31, 2008
                                                          --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
   FROM INVESTMENT ACTIVITIES:
   Net investment loss                                     $ (2,808,679)    $ (4,354,295)
   Net realized gain on investment funds, common stock
      and futures contracts                                   4,527,653       18,232,501
   Net change in unrealized appreciation (depreciation)
      on investment funds, registered invesment
      company and futures contracts                         (21,208,035)     (12,183,056)
                                                           ------------     ------------
      Increase (decrease) in net assets from
         investment activities                              (19,489,061)       1,695,150
                                                           ------------     ------------
CAPITAL TRANSACTIONS:
   Capital contributions                                     14,877,695       21,792,125
   Capital redemptions                                      (42,380,472)     (41,812,674)
                                                           ------------     ------------
NET CAPITAL TRANSACTIONS                                    (27,502,777)     (20,020,549)
NET ASSETS--Beginning of year                               153,116,959      171,442,358
                                                           ------------     ------------
NET ASSETS--End of year                                    $106,125,121     $153,116,959
                                                           ============     ============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2009

CASH FLOWS FROM OPERATING ACTIVITIES:
   Decrease in net assets from investment activities                             $(19,489,061)
   Adjustments to reconcile net decrease in net assets
      from investment activities to net cash provided by operating activities:
      Purchases of investment funds                                               (39,125,737)
      Sales of investment funds and registered investment company                  84,753,290
      Net change in unrealized (appreciation) depreciation on investment funds
         and registered investment company                                         21,492,610
      Net realized gain on investment funds and common stock                       (1,301,610)
      Net change in unrealized appreciation on futures contracts                     (284,575)
      Decrease in deposits with brokers                                             2,835,926
      Increase in other assets                                                        (34,736)
      Decrease in management fee payable                                             (410,058)
      Increase in administrative fee payable                                           26,739
      Decrease in accrued professional fees payable                                  (173,216)
      Increase in other liabilities                                                   105,155
                                                                                 ------------
         Net cash provided by operating activities                                 48,394,727
                                                                                 ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Capital contributions                                                           14,877,695
   Capital withdrawals                                                            (38,507,699)
   Proceeds from loans                                                             31,752,829
   Repayments of loans                                                            (58,157,527)
                                                                                 ------------
         Net cash used in financing activities                                    (50,034,702)
                                                                                 ------------
NET DECREASE IN CASH AND CASH EQUIVALENTS                                          (1,639,975)
                                                                                 ------------
CASH AND CASH EQUIVALENTS--Beginning of year                                        3,434,619
                                                                                 ------------
CASH AND CASH EQUIVALENTS--End of year                                           $  1,794,644
                                                                                 ============
SUPPLEMENTAL DISCLOSURES:
   Cash paid for interest                                                        $    289,551
                                                                                 ============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED MARCH 31, 2009

1.   ORGANIZATION

     Man-Glenwood Lexington Associates Portfolio, LLC (the "Company") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company was formed on September 24, 2002 with operations commencing on October 1, 2002.

     The Company's investment objectives are to preserve capital regardless of what transpires in the U.S. or global financial markets, generate attractive returns and thereby increase investors' wealth, and produce returns which have low correlation with major market indices. The Company attempts to achieve these objectives by utilizing a multi-strategy, multi-manager approach. The Company emphasizes efficient allocation of investor capital among pooled investment vehicles such as limited partnerships with a range of investment strategies, managed by independent investment managers, and believes that there are benefits to be derived from exposure to a broad range of investment strategies that will maximize the potential for stable, positive returns over a full economic cycle.

     Glenwood Capital Investments, L.L.C. serves as the Company's investment adviser (the "Adviser"). The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading adviser and is a member of the National Futures Association ("NFA"). The Adviser is also registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser advises other accounts which may hold interests in the same underlying investment funds as the Company. Additionally, certain officers and employees of the Adviser and its affiliates may own interests in the underlying investment funds of the Company.

     The Company's Board of Managers (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

     SEI Global Services Inc. ("SEI") acts as the Company's fund accounting agent, transfer agent, and registrar. SEI Private Trust Company ("SEI Trust Company") serves as the Company's custodian and maintains custody of the Company's assets.

     The Company currently intends to accept initial and additional subscriptions as of the first business day of each calendar month. The Company reserves the right to reject or suspend subscriptions at any time. Members will not have the right to require the Company to redeem their investments. The Company will offer to repurchase outstanding investments pursuant to written tenders by members from time to time. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FOR THE YEAR ENDED MARCH 31, 2009

2.   SIGNIFICANT ACCOUNTING POLICIES

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     INVESTMENTS -- The Company values investments in limited partnerships and other pooled vehicles (collectively, the "investment funds") as of the close of business at the end of each fiscal period, generally monthly. The Company's investments are valued at fair value in good faith at the Company's pro rata interest in the net assets of these entities or, if circumstances warrant, under fair value procedures established by the Board of Managers. Investments held by these investment funds are valued at prices which approximate fair value. The fair value will represent the amount that the Company could reasonably expect to receive from an investment fund, or from a third party if the Company's interest were redeemed or sold at the time of valuation, based on information available at that time that the Adviser reasonably believes to be reliable. Under some circumstances, the Company or the Adviser may determine, based on other information available to the Company or the Adviser, that an investment fund's reported valuation does not represent fair value. In such cases, the Company assesses the fair value of such investment fund based on any relevant information available at the time the Company values its portfolio, including the most recent value reported by the investment fund. Net asset valuations are provided monthly or quarterly by these investment funds. Distributions received, which are identified by the underlying investment funds as a return of capital, whether in the form of cash or securities, are applied as a reduction of the investment's carrying value. During the year ended March 31, 2009, no dividends or distributions were declared or paid by the Company's investments.

     Realized gains and losses on investment funds, which are net of all fees and allocations to the investment advisers of these funds and common stock, are determined on an identified cost basis.

     The Company has the ability to request withdrawals or redemptions from its investments periodically, ranging from monthly to annually, depending on the provisions of the respective underlying investment fund's governing agreements. Such withdrawals or redemptions, upon acceptance, are generally satisfied in cash. However, security or in-kind distributions may occur depending on specific facts and circumstances. Contribution or subscription requirements may also vary based on each investment fund's governing agreements. Investment advisers of the investment funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Company's investment, as well as incentive fees and allocations based upon net profits earned by the Company. Both the net asset value of the Company's investment and the net profits earned by the Company include any change in unrealized appreciation or depreciation of investments as well as realized income and gains or losses and expenses of the underlying investments and are net of all fees and incentive allocations. These fees are deducted directly from the Company's investment fund balance in accordance with a governing agreement. During the year ended March 31, 2009, fees for these services ranged from 0.0% to 3.0% annually for management fees and 20.0% to 25.0% for incentive fees and allocations.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FOR THE YEAR ENDED MARCH 31, 2009

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The Company may participate in side pocket investments, either at the Company's discretion or that of the investment adviser who manages the investment fund in which the Company invests. A side pocket investment is generally less liquid than others in an investment fund and will be subject to different terms and conditions, including more significant restrictions on redemptions. The fair value of side pockets is determined in good faith by the investment advisers of the respective investment fund. At March 31, 2009, the Company has approximately $2.9 million in side pocket investments, totaling 2.7% of net assets, which are included in investment funds in the statement of assets and liabilities. The investment advisors of the investment funds may also, at their discretion, suspend redemptions or implement other restrictions on liquidity. As of March 31, 2009, approximately 9.8% of the Company's investments (9.1% of net assets) were considered illiquid due to restrictions (excluding contractual lock-ups) implemented by the investment advisors of the investment funds.

     FAIR VALUE MEASUREMENTS -- In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS No. 157"), which provides enhanced guidance for using fair value to measure assets and liabilities. The Company adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Company has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FOR THE YEAR ENDED MARCH 31, 2009

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Company investments are measured at March 31, 2009:

                                  LEVEL 1    LEVEL 2     LEVEL 3        TOTAL
                                ----------   -------   -----------   -----------
Investment Funds                $       --     $--     $97,797,459   $97,797,459
Registered Investment Company    1,160,491      --              --     1,160,491
Futures                           (376,960)     --              --      (376,960)
                                ----------     ---     -----------   -----------
TOTAL                           $  783,531     $--     $97,797,459   $98,580,990
                                ==========     ===     ===========   ===========

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

BEGINNING BALANCE AS OF 4/1/08                $171,641,687
Realized gain                                    1,301,610
Change in unrealized depreciation              (21,492,610)
Net purchase/sales                             (53,653,228)
Net transfers in and/or out of Level 3                  --
                                              ------------
ENDING BALANCE AS OF 3/31/09                  $ 97,797,459
                                              ============
Changes in unrealized gains (losses)
   included in earnings related to
   investments still held at reporting date   $(23,813,200)
                                              ============

OPTIONS -- The Company may purchase put and call options on securities and stock indices to enhance performance or hedge assets. A put or call option gives the purchaser the right to cause the seller of an option to sell or purchase an underlying security at a specific price at any time during the option period. The Company pays a premium which is included in the Company's statement of assets and liabilities as an investment and subsequently marked-to market to reflect the current value of the option using the last quoted sales price or in the absence of a sales price, the mean of the bid and ask prices. The Company held no options at March 31, 2009.

FUTURES CONTRACTS -- The Company utilized futures contracts during the year ended March 31, 2009. The Company's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash and securities are made upon entering into futures contracts. The contracts are marked-to-market daily using the settlement prices established by the various exchanges and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether gains or losses are incurred. When the contract is closed, the Company records a realized gain or loss equal to the fair value of the contract.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FOR THE YEAR ENDED MARCH 31, 2009

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     CASH AND CASH EQUIVALENTS -- Cash and cash equivalents represent cash in banks and overnight investments.

     DEPOSITS WITH BROKERS -- Amounts shown as deposits with brokers represent funds held by brokers and clearing agents, including amounts held as margin for the purposes of clearing futures transactions.

     FUND EXPENSES -- The Company pays the Adviser a quarterly fee (the "management fee") computed at the annual rate of 1.00% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests). Prior to January 1, 2009, the Company paid the Adviser a quarterly fee (the "management fee") computed at the annual rate of 1.75% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests). The Adviser is contractually obligated to reimburse annual operating expenses, excluding interest and loan commitment fees, in excess of 1.25% of average net assets through December 31, 2009. Prior to January 1, 2009, the Adviser was contractually obligated to reimburse annual operating expenses, excluding interest and loan commitment fees, in excess of 2.00% of average net assets. From January 1, 2009 onward, the Adviser is permitted to recover expenses it has borne in later periods not to exceed three years after the end of the quarter in which the Adviser reimbursed an expense. Any such recovery will not cause the Company to exceed the expense reimbursement percentages set forth above.

     INVESTMENT INCOME -- Interest income and expense is recorded on the accrual basis and dividends are recorded on the ex-dividend date.

     INCOME TAXES -- The Company is treated as a partnership for tax purposes and therefore is not subject to Federal, state or local income taxes. As such, each member will be required to report separately on its income tax return its distributive share of the Company's net long-term capital gain or loss, net short-term capital gain or loss and items of ordinary income or loss. Accordingly, there is no provision for income taxes in the accompanying financial statements. Tax years 2007 and 2008 remain subject to examination by Federal and State jurisdictions, including those States where investors reside or States where the Company is subject to other filing requirements.

3.   INVESTMENT TRANSACTIONS

     For the year ended March 31, 2009, the Company made purchases of $38,775,737 and sales of $92,999,859 of investments.

     At March 31, 2009, the aggregate cost of investment funds and registered investment company for tax purposes was expected to be similar to book cost of $100,731,793. At March 31, 2009, accumulated net unrealized depreciation on investment funds and registered investment company was $(1,773,843) consisting of $11,697,225 gross unrealized appreciation and $(13,471,068) gross unrealized depreciation.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FOR THE YEAR ENDED MARCH 31, 2009

4.   BANK BORROWINGS

     The Company may borrow funds for a variety of reasons, including for investment purposes, to meet repurchase requests, and for cash management purposes. Interest is based on the bank's broker call loan rate. Borrowings by the Company are subject to a 300% asset coverage requirement under the 1940 Act.

     For the year ended March 31, 2009, the average borrowings were $8,647,815. As of March 31, 2009, there were no borrowings outstanding. Interest rates charged during the year ended March 31, 2009 ranged from 0.63% to 6.60% annually. The interest rate charged as of March 31, 2009 was 6.60%. The Company will pay a commitment fee at a rate of 0.30% per year on the daily amount of the commitment and the credit facility is scheduled to expire on April 22, 2009. As of March 31, 2009, the commitment was $40,000,000. Prior to September 26, 2008, the commitment was $55,000,000.

5.   DERIVATIVE FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK

     With respect to put and call options, market risks may arise from unfavorable changes in the market values of the instruments underlying the contracts. Credit risk may arise from the potential inability of counterparties to perform in accordance with the terms of the contract. Credit risk on exchange traded contracts is partially mitigated by regulatory requirements from the exchanges on which they are traded.

     Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. In addition, the futures contract involves risk that the Company could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the schedule of investments or statement of assets and liabilities.

     The majority of the Company's operating activities involve trading, including indirectly through its investments, in derivative financial instruments that involve varying degrees of market and credit risk. The Company's margin account balances related to these trading accounts are swept nightly to mitigate the associated credit risk. With respect to investments in investment funds, the Company has limited liability and, therefore, its maximum exposure to either market or credit loss is limited to its carrying value in these investments, as set forth in the statement of assets and liabilities.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FOR THE YEAR ENDED MARCH 31, 2009

6.   FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the years indicated:

                                 YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                  MARCH 31,          MARCH 31,          MARCH 31,          MARCH 31,          MARCH 31,
                                    2009               2008               2007               2006               2005
                                ------------       ------------       ------------       ------------       ------------
Net asset value,
   beginning of year            $   1,317.75       $   1,310.17       $   1,282.59       $   1,119.53       $   1,103.65
Net investment loss                   (25.81)            (34.80)            (37.53)            (35.00)            (22.49)
Realized and unrealized
   gain (loss) on investments        (142.04)             42.38              65.11             198.06              38.37
                                ------------       ------------       ------------       ------------       ------------
Total from operations                (167.85)              7.58              27.58             163.06              15.88
                                ------------       ------------       ------------       ------------       ------------
Net asset value, end of year    $   1,149.90       $   1,317.75       $   1,310.17       $   1,282.59       $   1,119.53
                                ============       ============       ============       ============       ============
Net assets, end of year         $106,125,121       $153,116,959       $171,442,358       $169,112,966       $116,930,753
Ratio of net investment loss
   to average net assets (1)           (2.04)%(2)         (2.52)%(3)         (2.92)%(4)         (2.93)%(5)         (1.97)%(6)
                                ------------       ------------       ------------       ------------       ------------
Ratio of operating expenses
   to average net assets (1)            1.81%(7)           2.00%              2.00%              2.00%              2.00%
Ratio of bank borrowing
   expenses to average
   net assets                           0.27%              0.62%              0.99%              0.94%              0.00%
                                ------------       ------------       ------------       ------------       ------------
Ratio of total expenses
   to average net assets (1)            2.08%(2)           2.62%(3)           2.99%(4)           2.94%(5)           2.00%(6)
                                ------------       ------------       ------------       ------------       ------------
Total return                          (12.74)%             0.58%              2.15%             14.57%              1.44%
Portfolio turnover                     27.51%             33.51%             27.39%             50.78%             23.88%

(1) Ratios of net investment loss and expenses does not include expenses of the underlying investment funds.

(2) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.13)% and 2.15%, respectively.

(3) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.57)% and 2.67%, respectively.

(4) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.96)% and 3.03%, respectively.

(5) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.99)% and 3.00%, respectively.

(6) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.14)% and 2.17%, respectively.

(7) For the period April 1, 2008 through December 31, 2008, the total expense cap was 2.00%. Effective January 1, 2009, the total expense cap was changed to 1.25%.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
FOR THE YEAR ENDED MARCH 31, 2009

7.   NEW ACCOUNTING PRONOUNCEMENTS

     Statement of Financial Accounting Standards No. 161 ("SFAS No. 161") DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES was issued by the FASB on March 19, 2008. SFAS No. 161 expands the disclosures required by Statement of Financial Accounting Standards No. 133, ACCOUNTING FOR DERIVATIVES AND HEDGING ACTIVITIES about an entity's derivative instruments and hedging activities. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the provisions of SFAS No. 161 and their impact on the Company's financial statements.

                                      *****

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FUND MANAGEMENT
(UNAUDITED)

Information pertaining to the Board of Managers of the Company is set forth below.

                                                                                                         NUMBER OF       OTHER
                            POSITION(S) HELD        TERM OF OFFICE AND         PRINCIPAL OCCUPATION        FUNDS     DIRECTORSHIPS
NAME, AGE AND ADDRESS           WITH FUND         LENGTH OF TIME SERVED        DURING PAST 5 YEARS        OVERSEEN        HELD
-----------------------   --------------------   -----------------------   ---------------------------   ---------   -------------
John B. Rowsell, 51       Manager, Chief         Manager since 1/18/08     Chief Executive Officer       Three       None
Glenwood Capital             Executive Officer   President and Principal   (2007), President (2003)
Investments, L.L.C.          of GCI, Principal      Executive Officer      and member of Investment
123 N. Wacker Drive,         Executive Officer      since 1/13/04          Committee (2001), Glenwood
28th Floor                                                                 Capital
Chicago, Illinois 60606                                                    Investments, L.L.C.
                                                                           (investment adviser)

Marvin L. Damsma, 62      Manager                Perpetual until           Managing Partner and Chief    Three       None
c/o Man-Glenwood                                    resignation            Executive Officer of
Lexington Associates                                or removal             Octopus Technology
   Portfolio, LLC                                Manager since 1/20/03     Solutions, LLC
123 N. Wacker Drive,
28th Floor
Chicago, Illinois 60606

Dale M. Hanson, 66        Manager                Perpetual until           Principal/partner of          Three       None
c/o Man-Glenwood                                    resignation            American Partners
Lexington Associates                                or removal             Consulting, a marketing
   Portfolio, LLC                                Manager since 1/20/03     organization
123 N. Wacker Drive,
28th Floor
Chicago, Illinois 60606

   Principal Officers Who Are Not Managers:

Alicia Derrah, 51         Treasurer and          Since 1/20/03             Chief Financial Officer,
                             Principal                                     Glenwood Capital
                             Financial and                                 Investments, L.L.C.
                             Accounting                                    (investment adviser)
                             Officer

The Statement of Additional Information contains additional information about the Board of Managers and is available, without charge, upon request, by contacting the Fund toll-free at (866) 436-2512.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

INVESTMENT ADVISORY RENEWAL DISCLOSURE (UNAUDITED)

Pursuant to SEC regulations, the following description of the Investment Advisory Agreement Renewal is included:

At a meeting held in person on January 15 and 16, 2009, the Board discussed the materials previously provided to them and reviewed the nature, quality and scope of the services provided to the Company by the Adviser. The Board also considered the proposed fees to be charged under the advisory agreement ("Advisory Agreement"), as well as the Company's investment performance. The Independent Board Members reviewed reports from third parties and management about the factors to consider and engaged in lengthy discussion in considering the amendment and renewal the Advisory Agreement. The Board did not consider any single factor as determinative; nor are the items described herein all-encompassing of the matters considered by the Board.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser to the Company under the Advisory Agreement, including legal, investment advisory and distribution services, the experience and training of Glenwood investment professionals and expected future staffing levels. The Adviser reviewed for the Board the individual advisory services provided to the Company under the Advisory Agreement. The Board reviewed and considered the qualifications of each of the members of the investment committee who provide the investment advisory and administrative services to the Company, the changes since the last contract review, including consolidation of certain functions within Man Group and the increased role the Adviser plays, and the current staffing levels and additions. The Board received information regarding the internal organization of Man Investments globally, the Adviser's role, and the continued commitment of resources to the Adviser, including the expansion of the Adviser's reach and personnel. The Board also noted that the Company's Chief Compliance Officer had not identified any material compliance failures. The Board concluded that the quality of services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board noted the nearly unprecedented turmoil in all global markets, and the performance of the Company relative to overall markets. The Board had an extensive discussion with the Adviser concerning the performance of peer group funds and concluded that the performance, while a loss, preserved capital relative to other investments, consistent with the Company's objectives, and in relation to the Company's peers.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board compared the advisory fees and total expense ratios for the Company with various comparative data, including information on the relevant peer funds. In addressing the proposed amendment of the Advisory Agreement to lower the management fee, the Board noted the impact on performance through a reduced fee and the intended effect on asset retention and improved positioning of the Company in the marketplace. The Board noted that the Adviser had agreed to institute a new and lower expense cap policy for the Company, and the feeder funds investing in the Company, resulting in direct reduction in the expense ratio commensurate to the lower management fee. The Board compared the lower advisory fee and total expense ratio for the Company against peer group funds. The Board concluded that based on the information it had received that the lower fee was prudent and that such fee was reasonable and appropriate.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

INVESTMENT ADVISORY RENEWAL DISCLOSURE (CONCLUDED) (UNAUDITED)

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered and reviewed the advisory fees and services supplied by the Adviser and the estimated costs incurred performing such services for the Company. The Board noted that the Adviser has in the past received a modest profit on its services to the Company, but that the allocation of costs may not be precise because the Adviser does not operate on a full cost allocation methodology. The Adviser explained to the Board that the Company received more of the Adviser's resources than other products because of the higher regulatory nature of the Company, and that the fee reduction and lower expense caps likely would result in the Adviser not receiving any profit from the Advisory Agreement. The Board determined that, based on the relative size of the Company, economies of scale were not present or were not a significant factor at this time. The Board concluded that there were no brokerage benefits or other fall-out benefits that accrued to the Adviser as a response to managing the Company. The Board also concluded that although the Company may not be profitable to the Adviser or will be only nominally profitable for the Adviser, to manage, the Adviser has affirmed its commitments to support the Company. Based on review of the information received, the Board concluded that due to the expense cap, the cost allocation and lower fee from the Company to the Adviser, the fee was reasonable in relation to the services provided.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material and on the continuing commitment of the Adviser to the Company, the Board determined to approve an amendment to and renewal of the Advisory Agreement for an additional annual term.

ITEM 2. CODE OF ETHICS.

As of March 31, 2009, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. The principal financial officer is also the principal accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's board of managers has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.

The audit committee financial expert is Mr. Dale M. Hanson. Mr. Hanson is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees paid to Principal Accountant by the Registrant. The table below set forth the aggregate fees billed by the principal accountant, Deloitte & Touche, LLP, for each of the past two fiscal years for professional services rendered in connection with: (a) the audit of the Registrant's annual financial statements and services normally provided in connection with statutory and regulatory filings ("Audit Fees"); (b) audit-related services (including assurance and related services that are reasonably related to the performance of the audit of the Registrant's financial statements and but not reported under "Audit Fees") ("Audit-related Fees"); (c) tax compliance, tax advice and tax planning ("Tax Fees"); and (d) all other fees billed for products and professional services rendered by the principal accountant to the Registrant, other than the services provided reported as a part of (a) through (c) of this Item ("All other fees").

                                         Audit-related
                   Audit fees               fees (1)              Tax fees (2)           All other fees
             ---------------------   ---------------------   ---------------------   ---------------------
             3/31/2008   3/31/2009   3/31/2008   3/31/2009   3/31/2008   3/31/2009   3/31/2008   3/31/2009
             ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Registrant    $14,500     $16,800      $6,000      $8,400     $43,750     $41,600        $0          $0

(1)  Fees relating to annual review

(2)  Fees relating to tax compliance and consulting

The following are fees are for non-audit services by Deloitte & Touche to Glenwood Capital Investments, L.L.C. ("Glenwood") and any entity controlling, controlled by or under common control with Glenwood that were pre-approved by the Registrant's audit committee:

                                  Audit-related fees         Tax fees (1)         All other fees (2)
                                ---------------------   ---------------------   ---------------------
                                3/31/2008   3/31/2009   3/31/2008   3/31/2009   3/31/2008   3/31/2009
                                ---------   ---------   ---------   ---------   ---------   ---------
Glenwood and control entities    $141,500    $220,170    $591,250    $601,680    $887,340       $0

(1)  Fees relating to tax compliance and consulting

(2)  Fees relating to consents or agreed upon procedures.

(e)(1) Audit Committee's Pre-approval Policies and Procedures. The Registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the Registrant. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Registrant's Audit Committee has an audit committee charter to, among other purposes, provide a framework for the Committee's consideration of non-audit services by Deloitte & Touche LLP. The audit committee charter requires that non-audit services provided by Deloitte & Touche LLP, the independent auditor of each of the Registrant, Man-Glenwood Lexington TEI, LLC and Man-Glenwood Lexington, LLC, (the "Funds"), to the Funds or Glenwood Capital Investments, L.L.C. (the "Adviser") or to affiliates of the Adviser that provide ongoing services to the Funds, will be considered by the Audit Committee on a case-by-case basis other than certain de minimus services. Payments during any given year to Deloitte & Touche LLP for any de minimus non-audit service under the policies and procedures may not exceed the lesser of (a) in the aggregate $10,000 per year, or (b) five percent of total revenues paid by the Funds, the Adviser and affiliates of the Adviser that provide ongoing services to the Funds. Any de minimus non-audit services must be individually authorized by the Funds' President or Secretary after determination of compliance with the policy and procedures. The Funds' President or Secretary must promptly notify the Audit Committee of any de minimus non-audit services.

(e)(2) Not applicable.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte & Touche, LLP for services to the Registrant, for services to Glenwood Capital Investments, L.L.C., if any, and for services to any control entity of Glenwood (if any) that provide ongoing services to the Registrant was $1,522,338 and $643,280 for the fiscal years ended March 31, 2008 and March 31, 2009, respectively.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Managers reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Registrant ordinarily does not invest in voting securities. If voting a proxy, however, Registrant acts prudently, solely in the best interest of its clients, and for the exclusive purpose of maximizing value to its clients. Registrant takes reasonable steps under the circumstances to assure that it has actually received all of the proxies for which it has voting authority. Registrant considers each issue on its merits and considers those factors that would affect the value of its clients' investments. The Adviser believes the recommendation of management on any issue should be given substantial weight in determining how to vote.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

                               PORTFOLIO MANAGERS

                          OTHER ACCOUNTS MANAGED TABLE
                             (As of March 31, 2009)

                                 Registered Investment        Other Pooled Investment
                                      Companies(1)                  Vehicles(2)                  Other Accounts
                              ---------------------------   ---------------------------   ---------------------------
                               Number     Total Assets of    Number     Total Assets of    Number     Total Assets of
                                 of      Accounts Managed      of      Accounts Managed      of      Accounts Managed
Investment Committee Member   Accounts      ($ million)     Accounts      ($ million)     Accounts      ($ million)
---------------------------   --------   ----------------   --------   ----------------   --------   ----------------
John B. Rowsell                   0              0             26            5,575            0              0
Lance Donenberg                   0              0             26            5,575            0              0
Patrick Kenary                    0              0             26            5,575            0              0
Anthony Lawler                    0              0             26            5,575            0              0

(1) Does not include Man-Glenwood Lexington, LLC, Man-Glenwood Lexington TEI, LLC, or Man-Glenwood Lexington Associates Portfolio, LLC.

(2)  Includes both discretionary and non-discretionary.

                PERFORMANCE-BASED FEE ACCOUNTS INFORMATION TABLE
                             (As of March 31, 2009)

                                 Registered Investment        Other Pooled Investment
                                       Companies                    Vehicles(1)                  Other Accounts
                              ---------------------------   ---------------------------   ---------------------------
                               Number     Total Assets of    Number     Total Assets of    Number     Total Assets of
                                 of      Accounts Managed      of      Accounts Managed      of      Accounts Managed
Investment Committee Member   Accounts      ($ million)     Accounts      ($ million)     Accounts      ($ million)
---------------------------   --------   ----------------   --------   ----------------   --------   ----------------
John B. Rowsell                   0              0             26            5,575            0              0
Lance Donenberg                   0              0             26            5,575            0              0
Patrick Kenary                    0              0             26            5,575            0              0
Anthony Lawler                    0              0             26            5,575            0              0

(1)  Includes both discretionary and non-discretionary.

CONFLICTS OF INTEREST. The portfolio managers, in performing their duties with the Adviser, manage accounts other than the Portfolio Company. In addition, they may carry on investment activities for their own accounts and the accounts of family members (collectively with other accounts managed by the Adviser and its affiliates, "Other Accounts"). The Portfolio Company has no interest in these activities. As a result of the foregoing, the portfolio managers will be engaged in substantial activities other than on behalf of the Portfolio Company and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities, and their time, between the Portfolio Company and Other Accounts.

There may be circumstances under which the Adviser will cause one or more Other Accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Portfolio Company's assets they commit to such investment. There also may be circumstances under which the Adviser purchases or sells an investment for Other Accounts and does not purchase or sell the same investment for the Portfolio Company, or purchases or sells an investment for the Portfolio Company and does not purchase or sell the same investment for one or more Other Accounts. However, it is the policy of the Adviser that: investment decisions for the Portfolio Company and Other Accounts be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting each account that they manage; and investment transactions and opportunities be fairly allocated among clients, including the Portfolio Company. Therefore, the Adviser may not invest the Portfolio Company's assets in certain Hedge Funds in which Other Accounts may invest or in which the Portfolio Company may otherwise invest.

The Adviser and its affiliates may have interests in Other Accounts they manage that differ from their interests in the Portfolio Company and may manage such accounts on terms that are more favorable to them (E.G., may receive higher fees or performance allocations) than the terms on which they manage the Portfolio Company. In addition, the Adviser may charge fees to Other Accounts and be entitled to receive performance-based incentive allocations from Other Accounts that are lower than the fees to which the Portfolio Company is subject.

COMPENSATION. Portfolio managers at the Adviser are compensated through a number of different methods. First, a base salary is paid to all of the portfolio managers. Secondly, each portfolio manager has been eligible to receive semi-annual and annual bonuses which are based upon the profitability of the Adviser, the Man Investments division of Man Group plc and Man Group plc as a whole. Each portfolio manager has a defined interest in the profitability of the Adviser that determines the level of their annual bonus. (In the future, the bonus compensation structure has been changed to be paid on an annual basis only.) This determination is based upon both the performance of the Adviser's investment vehicles and the level of assets under management. These amounts are also adjusted based on the profitability of the Man Investments division as well as Man Group plc. Portfolio managers are also typically invited to participate in a co-investment program which provides for a matching grant of equity (as described below) subject to a four-year vesting period. Portfolio managers who participate in the co-investment program generally receive a matching grant of equity at a four-to-one level in the form of Man Group plc stock but can elect to have up to 50% of the matching amount instead be invested in an investment vehicle also managed by the Adviser. There are no other special compensation schemes for the portfolio managers.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

No class of securities is registered pursuant to Section 12 of the Securities Exchange Act of 1934.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions that occurred during the Registrant's last fiscal half-year with regard to significant deficiencies or material weaknesses in the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the 1940 Actor in other factors that have materially affected, or are reasonably likely to materially affect the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the 1940 Act subsequent to the date of their evaluation.

ITEMS 12. EXHIBITS.

(a)(1) Registrant's code of ethics for principal executive and principal financial officers is filed herewith.

(a)(2) A separate certification for each of the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Man-Glenwood Lexington TEI, LLC


                                        By: /s/ John B. Rowsell
                                            ------------------------------------
                                            John B. Rowsell
                                            Principal Executive Officer

                                        Date: June 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By: /s/ John B. Rowsell
                                            ------------------------------------
                                            John B. Rowsell
                                            Principal Executive Officer

                                        Date: June 3, 2009


                                        By: /s/ Alicia B. Derrah
                                            ------------------------------------
                                            Alicia B. Derrah
                                            Principal Financial Officer

                                        Date: June 3, 2009

                                  EXHIBIT INDEX

12(a)(1) Registrant's code of ethics for principal executive and principal financial officers

12(a)(2) Certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended

12(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended